EMPLOYEE BENEFITS OBLIGATIONS - Plan Assets (Details) - CAD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	$ 497.2	$ 462.7
Canadian
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	4.4	0.0
Other assets, amount contributed to fair value of plan assets	26.0	32.6
Plan assets, at fair value	440.9	415.9
Foreign
Disclosure of fair value of plan assets [line items]
Insured Annuities, Amount Contributed To Fair Value Of Plan Assets	50.1	41.3
Equity instruments, amount contributed to fair value of plan assets	2.6	2.4
Other assets, amount contributed to fair value of plan assets	0.5	0.4
Plan assets, at fair value	56.3	46.8
CANADA | Canadian
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	52.2	110.0
Foreign countries | Canadian
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	191.8	122.3
Municipal | Canadian
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	100.1	116.4
Corporate | Canadian
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	66.4	34.6
Corporate | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	3.1	1.5
Other | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	1.2
Level 1
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	5.7	5.1
Level 1 | Canadian
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0.0	0.0
Other assets, amount contributed to fair value of plan assets	0.0	0.0
Plan assets, at fair value	0.0	0.0
Level 1 | Foreign
Disclosure of fair value of plan assets [line items]
Insured Annuities, Amount Contributed To Fair Value Of Plan Assets	0.0	0.0
Equity instruments, amount contributed to fair value of plan assets	2.6	2.4
Other assets, amount contributed to fair value of plan assets	0.0	0.0
Plan assets, at fair value	5.7	5.1
Level 1 | CANADA | Canadian
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 1 | Foreign countries | Canadian
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 1 | Municipal | Canadian
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 1 | Corporate | Canadian
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 1 | Corporate | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	3.1	1.5
Level 1 | Other | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	1.2
Level 2 and 3 of fair value hierarchy
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	491.5	457.6
Level 2 and 3 of fair value hierarchy | Canadian
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	4.4	0.0
Other assets, amount contributed to fair value of plan assets	26.0	32.6
Plan assets, at fair value	440.9	415.9
Level 2 and 3 of fair value hierarchy | Foreign
Disclosure of fair value of plan assets [line items]
Insured Annuities, Amount Contributed To Fair Value Of Plan Assets	50.1	41.3
Equity instruments, amount contributed to fair value of plan assets	0.0	0.0
Other assets, amount contributed to fair value of plan assets	0.5	0.4
Plan assets, at fair value	50.6	41.7
Level 2 and 3 of fair value hierarchy | CANADA | Canadian
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	52.2	110.0
Level 2 and 3 of fair value hierarchy | Foreign countries | Canadian
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	191.8	122.3
Level 2 and 3 of fair value hierarchy | Municipal | Canadian
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	100.1	116.4
Level 2 and 3 of fair value hierarchy | Corporate | Canadian
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	66.4	34.6
Level 2 and 3 of fair value hierarchy | Corporate | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 2 and 3 of fair value hierarchy | Other | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	$ 0.0	$ 0.0